CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (47,082,967)	$ (4,399,533)	$ 4,363,591
Net (loss) income from discontinued operations	(34,785,232)	(1,033,293)	4,873,962
Net loss from continuing operations	(12,297,735)	(3,366,240)	(510,371)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,514	1,579	0
Provision for doubtful accounts	6,324,385	666,690	0
Stock compensation expense	1,889,173	930,223	0
Late payment penalty expense	0	500,000	0
Impairment of goodwill	5,533,507	0	0
Amortization of convertible debenture issuance cost and discount	131,688	357,853	0
Gain on debt settlements	(125,215)	0	0
Deferred tax benefit	(1,581,005)	(166,673)	0
Change in operating assets and liabilities
Accounts receivable	(6,699,357)	(4,990,802)	0
Accounts receivable - related party	0	0	(55,255)
Other receivables	45,840	(32,368)	0
Inventories	(223,696)	318,478	0
Prepayments	(877,450)	3,062,453	0
Security deposits	0	1,388,179	(1,388,179)
Accounts payable	3,607,050	2,453,522	0
Customer deposits	2,965,151	(2,748,738)	0
Customer deposits - related party	5,811	0	0
Other payables and accrued liabilities	279,290	268,753	120,420
Taxes payable	582,694	390,715	0
Net cash provided by (used in) operating activities from continuing operations	(433,355)	(966,376)	(1,833,385)
Net cash used in operating activities from discontinued operations	(10,110,475)	(4,945,643)	(3,433,876)
Net cash used in operating activities	(10,543,830)	(5,912,019)	(5,267,261)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash received from acquisition of JMC	0	859,461	0
Net cash provided by investing activities from continuing operations	0	859,461	0
Net cash (used in) provided by investing activities from discontinued operations	0	(700,399)	1,193,544
Net cash provided by investing activities	0	159,062	1,193,544
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments from other receivables - related parties, net	78,272	0	0
Repayments of other payables - related parties, net	(1,267,425)	(5,806,825)	(801,409)
Proceeds from issuance of ordinary shares through private placements	8,992,165	0	1,039,916
Proceeds from issuance of ordinary shares with redemption rights	0	0	200,000
Proceeds from short-term loans - banks	0	469,288	4,395,634
Repayments of short-term loans - banks	(1,328,981)	(213,312)	0
Proceeds from long-term loan - banks	762,654	0	0
Proceeds from convertible debentures, net of issuance costs	1,300,000	5,480,000	0
Net cash provided by (used in) financing activities from continuing operations	8,536,685	(70,849)	4,834,141
Net cash provided by financing activities from discontinued operations	117,482	4,147,857	1,816,385
Net cash provided by financing activities	8,654,167	4,077,008	6,650,526
EFFECT OF EXCHANGE RATE ON CASH	459,834	(4,296)	320,103
CHANGES IN CASH	(1,429,829)	(1,680,245)	2,896,912
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	1,535,760	3,216,005	319,093
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	105,931	1,535,760	3,216,005
LESS: CASH, CASH EQUIVALENTS AND RESTRICTED CASH FROM DISCONTINUED OPERATIONS	98,328	464,196	531,362
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	0	0	0
Cash paid for interest	644,319	488,360	823,551
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Other receivable - related party offset with other payable - related party upon execution of the tri-party offset agreement	0	1,195,585	439,479
Issuance of ordinary shares with redemption rights of mezzanine equity	0	0	1,800,000
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	11,568	3,240,920	0
Issuance of ordinary shares for acquisition	0	2,658,909	0
Conversion of convertible debenture into ordinary shares	5,066,288	857,165	0
Conversion of debts into ordinary shares	$ 741,785	$ 0	$ 0